Stock-Based Compensation - Summary of Nucor's Restricted Stock Activity under AIP and LTIP (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
AIP and LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	73	72	94
Granted, Shares	127	122	122
Vested, Shares	(135)	(121)	(144)
Canceled, Shares	0	0	0
Unvested at end of year, Shares	65	73	72
Shares reserved for future grants	1,111	1,238	1,360
Restricted Stock Units and Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future grants	11,851	10,486	11,839
Restricted Stock Units and Stock Options [Member] | AIP and LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Grant Date Fair Value	45.49	43.72	42.46
Granted, Grant Date Fair Value	50.35	47.36	42.20
Vested, Grant Date Fair Value	48.76	46.32	41.62
Canceled, Grant Date Fair Value	0	0	0
Unvested at end of year, Grant Date Fair Value	48.20	45.49	43.72